Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings per share
25	Earnings per share

The Company calculates earnings per share by dividing the net income attributable to controlling shareholders, referring to each class of share, by the weighted average of the number of common shares during the fiscal year.

Diluted earnings per share are calculated by dividing the net income attributed to holders of common shares (after adjusting for interest on preferred shares and on convertible securities, in both cases net of taxes) by the weighted average amount of common shares available during the year plus the weighted average number of common shares that would be issued upon conversion of all potential diluted common shares into common shares.

On August 11, 2021, an Extraordinary Shareholders’ Meeting approved a one-to-five share split, whereby the Company’s 269,299,859 common shares were divided into 1,346,499,295 common shares, with no change in the Company’s total capital stock value. In accordance with accounting standard IAS 33 - Earnings per share, the balance as of December 31, 2020 were retrospectively presented.

The table below sets forth the net income available to holders of common shares and the weighted average number of common shares outstanding used to calculate basic and diluted earnings per share in each year:

	For the year ended December 31,
	2022	2021	2020
Basic number:
Allocated basic earnings and not distributed – Continued operation	1,220	1,610	1,189
Allocated basic earnings and not distributed – Discontinued operation	-	-	209
Net income allocated available to common shareholders	1,220	1,610	1,398
Basic denominator (millions of shares)
Weighted average of the number of shares	1,348	1,344	1,340

Basic earnings per million shares (R$) – Continued operation	0.905322	1.198020	0.887313
Basic earnings per million shares (R$) – Attributable to controlling shareholders	0.905322	1.198020	1.043284

	For the year ended December 31,
	2022	2021	2020
Diluted number:
Allocated basic earnings and not distributed – Continued operation	1,220	1,610	1,189
Allocated basic earnings and not distributed – Discontinued operation	-	-	209
Net income allocated available to common shareholders	1,220	1,610	1,398
Diluted denominator (millions of shares)
Weighted average of the number of shares	1,348	1,344	1,340
Stock option plan	6	11	-
Diluted weighted average of shares	1,353	1,355	1,340

Diluted earnings per million shares (R$) – Continued operation	0.901589	1.188520	0.887313
Diluted earnings per million shares (R$) – Attributable to controlling shareholders	0.901589	1.188520	1.043284